Subsequent event	12 Months Ended
Dec. 31, 2022
Subsequent event
Subsequent event

28.         Subsequent event

On February 16, 2023, GACN reported that, firther to the resolutions adopted at the General Ordinary Stockholders’ Meeting held on February 13, 2023 declaring a cash dividend in the amount of up to Ps.1,450,000, the Board of Directors, exercising the powers granted by the Meeting, determined the payment of a dividend in the amount of Ps.1,450,000 with a payment date of March 2, 2023.

On March 10, 2023, GACN completed the placement of sustainability-linked Debt Securities for a total of Ps.3,200,000 in two tranches, one at a variable rate and the other at a fixed rate. The variable rate tranche, in the amount of Ps.640,000, matures in 3.4 years and bears interest at 28-day TIIE plus 22 basis points. The fixed rate tranche, in the amount of Ps.2,560,000, maturing in 7 years, bears interest at a rate of 10.26%. In both cases, the principal amount is payable in a single installment at maturity.

The proceeds of the issuance were used to repay Ps.1,200,000 of short-term bank debt, amortize in full the Debt Securities with ticker: OMA13 for Ps.1,500,000, and the remainder for general corporate purposes, including for possible investments, which had not been defined at that date.

On April 21, 2023, GACN reported that, further to the resolutions adopted at the Annual General Ordinary Stockholders’ Meeting held on April 21, 2023 approved a cash dividend in the amount of Ps.2,300,000, to be paid in two installments: the first installment of Ps.1,800,000 no later than June 30, 2023, and a second installment of Ps.500,000, no later than September 30, 2023.